Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Other Liabilities [Abstract]
Summary of Other Liabilities
As at	June 30, 2018	December 31, 2017
Employee Long-Term Incentives	39	43
Pension and Other Post-Employment Benefit Plan	74	62
Onerous Contract Provisions	80	37
Other	38	31
	231	173